CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 5,569		$ 8,098	[1]	$ 6,836
OPERATING ACTIVITIES
Net Earnings	9,861		15,411		10,604
Depreciation, Depletion and Amortization	2,834		2,820		3,078
Gain (Loss) on Extinguishment of Debt	346		543		0
Share-based Compensation	395		351		335
Deferred Income Tax Expense (Benefit)	(1,844)		(601)		(815)
Gain (Loss) on Disposition of Business	(176)		(5,490)		(41)
Goodwill and Indefinite-lived Intangibles Impairment Charges Including Disc Ops	0		0		450
Increase (Decrease) in Accounts Receivable	(177)		(322)		35
Increase (Decrease) in Inventories	(188)		71		116
Increase (Decrease) in Accounts Payable and Accrued Liabilities	1,385		(149)		1,285
Increase (Decrease) in Other Operating Assets and Liabilities, Net	2,000		(43)		204
Other Noncash Expense	431		162		184
Net Cash Provided by (Used in) Operating Activities	14,867		12,753		15,435
INVESTING ACTIVITIES
Payments to Acquire Property, Plant, and Equipment	(3,717)		(3,384)		(3,314)
Proceeds from Sale of Productive Assets	269		571		432
Payments to Acquire Businesses, Net of Cash Acquired	(109)		(16)		(186)
Payments to Acquire Short-term Investments	(3,909)		(4,843)		(2,815)
Proceeds from Sale of Short-term Investments	3,928		1,488		1,354
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0		(475)		0
Cash Divested from Divested Businesses, Investing Activities	0		0		(143)
Payments for (Proceeds from) Investments	27		(26)		93
Net Cash Provided by (Used in) Investing Activities	(3,511)		(6,685)		(4,579)
FINANCING ACTIVITIES
Payments of Dividends	(7,310)		(7,236)		(7,436)
Proceeds from (Repayments of) Short-term Debt	(3,437)		2,727		(418)
Proceeds from Issuance of Long-term Debt	5,072		3,603		3,916
Repayments of Long-term Debt	(2,873)	[2]	(4,931)	[2]	(2,213)
Payments for Repurchase of Common Stock	(7,004)		(5,204)		(4,004)
Cash Divested from Divested Businesses, Financing Activities	0		0		(1,730)
Proceeds From Stock Options Exercised And Other Financing Activities	1,177		2,473		2,672
Net Cash Provided by (Used in) Financing Activities	(14,375)		(8,568)		(9,213)
Effect of Exchange Rate on Cash and Cash Equivalents	19		(29)		(381)
Cash and Cash Equivalents, Period Increase (Decrease)	(3,000)		(2,529)		1,262
CASH AND CASH EQUIVALENTS, END OF YEAR	2,569		5,569		8,098	[1]
SUPPLEMENTAL DISCLOSURE
Interest Paid	529		518		569
Income Taxes Paid	$ 2,830		$ 3,714		$ 3,730

[1]	Includes $996 of restricted cash representing the proceeds in escrow from Beauty Brands drawing on a Term B loan of $1.0 billion. This restricted cash is within Current assets held for sale on the Balance Sheet for the period ended June 30, 2016. The proceeds were held in restricted cash in escrow until the legal integration activities prior to the Beauty Brands divestiture on October 1, 2016.
[2]	Includes early extinguishment of debt costs of $346 and $543 in 2018 and 2017, respectively.